Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt
Summary of long-term debt

(Thousands)	June 30, 2022	December 31, 2021
Term loan	$232,961	$235,668
ABL facility	72,842	51,890
International trade finance lines	67,871	4,510
International notes payable	3,516	3,126
Other loans	7	25
Total debt	377,197	295,219
Unamortized debt costs	(4,125)	(4,910)
Current maturities of long-term debt	(8,157)	(8,735)
Short-term debt	(67,871)	(4,510)
Long-term debt, net	$297,044	$277,064

(Thousands)	December 31, 2021	December 31, 2020
Term loan	$235,668	$238,990
ABL facility	51,890	39,757
International trade finance lines	4,510	6,447
International notes payable	3,126	3,321
Other loans	25	103
Total debt	295,219	288,618
Unamortized debt costs	(4,910)	(4,800)
Current maturities of long-term debt	(8,735)	(6,108)
Short-term debt	(4,510)	(6,447)
Long-term debt, net	$277,064	$271,263

Schedule of debt payments required in each of the next five years

(Thousands)
2022	$13,245
2023	8,473
2024	11,444
2025	262,057
2026	—
Thereafter	—
Total	$295,219